Income per share	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income per share
20.	Income per share

Basic earnings or loss per common share are calculated by dividing net income (loss) attributable to the equity holders of Azul by the weighted average number of common shares outstanding during the year ended December 31, 2018 and 2017, including the conversion of the weighted average number of preferred shares outstanding during the year ended into common shares.

Diluted earnings or loss per common share are calculated by dividing the net income (loss) attributable to the equity holders of Azul, by the weighted average number of common shares outstanding during the year ended December 31, 2018 and 2017, including the conversion of the weighted average number of preferred shares outstanding during the years into common shares, plus the weighted average number of common shares that would be issued on conversion of all the dilutive potential common shares into common shares.

Basic earnings or loss per preferred share are calculated by dividing net income (loss) attributable to the equity holders of Azul by the weighted average number of preferred shares outstanding during the year ended December 31, 2018 and 2017, including the conversion of the weighted average number of common shares outstanding during the years into preferred shares.

Diluted earnings or loss per preferred share are calculated by dividing the net income (loss) attributable to the equity holders of Azul, by the weighted average number of preferred shares outstanding during the year ended December 31, 2018 and 2017, including the conversion of the weighted average number of common shares outstanding during the years into preferred shares, plus the weighted average number of preferred shares that would be issued on conversion of all the dilutive potential preferred shares into preferred shares.

The following table shows the calculation of income or loss per common and preferred share in thousands, except for values per share:

	For the year ended December 31,
	2018	2017	2016
Numerator
Net income	420,277	529,039	(126,314)
Denominator
Weighted average number of common shares	928,965,058	928,965,058	928,965,058
Weighted average number of preferred shares	325,310,485	303,200,642	216,630,470
75 preferred shares (*)	75,0	75.0	75.0
Weighted average number of preferred equivalent shares (*)	337,696,686	315,586,842	229,016,671
Weighted average number of common equivalent shares (**)	25,327,251,414	23,669,013,177	17,176,250,308
Weighted average number of shares based payment	11,530,390	15,446,459	10,811,104
Weighted average number of shares that would have been issued at average market price	6,400,619	9,253,991	7,641,753
Basic net income per common share	0.02	0.02	(0.01)
Diluted net income per common share	0.02	0.02	(0.01)
Basic net income per preferred share	1.24	1.68	(0.55)
Diluted net income per preferred share	1.23	1.64	(0.55)

(*)

Refers to a participation in the total equity value of the Company, calculated as if all 928,965,058 common shares outstanding had been converted into 12,386,200 preferred shares at the conversion ratio of 75 common shares to 1.0 preferred share.

(**)

Refers to a participation in the total equity value of the Company, calculated as if the weighted average preferred shares outstanding had been converted into common shares at the conversion ratio of 75 common shares to 1.0 preferred share